Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill, net by segment follows:

(in millions)	CCM	CIT	CFT	Total
Net balance as of December 31, 2018	$532.8	$643.1	$169.5	$1,345.4
Goodwill acquired during year(1), (2)	64.3	194.1	16.1	274.5
Measurement period adjustments	0.5	(1.9)	1.6	0.2
Currency translation and other	(0.5)	(0.1)	0.3	(0.3)
Net balance as of December 31, 2019	$597.1	$835.2	$187.5	$1,619.8
Goodwill acquired during year(1), (2)	12.5	2.8	2.8	18.1
Measurement period adjustments	—	(2.3)	—	(2.3)
Currency translation and other	3.4	(0.1)	2.8	6.1
Net balance as of December 31, 2020	$613.0	$835.6	$193.1	$1,641.7
(1)See Note 3 for further information on goodwill resulting from recent acquisitions.
(2)In addition to the acquisitions disclosed in Note 3, the Company acquired one business for an aggregate purchase price of $3.2 million during 2020 and five businesses for an aggregate purchase price of $42.4 million during 2019.

Summary of other intangible assets, net
Other Intangible Assets, net

	December 31, 2020			December 31, 2019
(in millions)	Acquired Cost	Accumulated Amortization	Net Book Value	Acquired Cost	Accumulated Amortization	Net Book Value
Assets subject to amortization:
Customer relationships	$1,000.7	$(393.7)	$607.0	$994.5	$(315.6)	$678.9
Technology and intellectual property	263.0	(172.6)	90.4	253.6	(133.8)	119.8
Trade names and other	115.6	(48.7)	66.9	97.9	(36.9)	61.0
Assets not subject to amortization:
Trade names	196.6	—	196.6	200.7	—	200.7
Other intangible assets, net	$1,575.9	$(615.0)	$960.9	$1,546.7	$(486.3)	$1,060.4

Schedule of intangible assets subject to amortization
The remaining weighted-average amortization period of intangible assets subject to amortization as of December 31, 2020, follows (in years):

Customer relationships	9.2
Technology and intellectual property	5.9
Trade names and other	9.8
Total assets subject to amortization	8.9

Schedule of estimated future amortization expense
Intangible assets subject to amortization as of December 31, 2020, will be amortized as follows:

(in millions)	2021	2022	2023	2024	2025	Thereafter
Estimated future amortization expense	$112.6	$96.8	$91.1	$82.0	$79.5	$302.3

Summary of the net book values of other intangible assets, net by reportable segment
The net carrying values of the Company’s other intangible assets, net by reportable segment follows:

(in millions)	December 31, 2020	December 31, 2019
Carlisle Construction Materials	$300.9	$345.3
Carlisle Interconnect Technologies	384.8	441.0
Carlisle Fluid Technologies	261.3	272.8
Corporate	13.9	1.3
Total	$960.9	$1,060.4